NOTES PAYABLE (Tables)	9 Months Ended
Feb. 28, 2023
Debt Disclosure [Abstract]
Schedule of notes payable

	February 28, 2023	May 31, 2022
Notes payable to an entity, non-interest bearing, due on demand, unsecured	$64,700	$39,300

Note payable to an individual, due on May 22, 2015, in default (B)	25,000	25,000

Note payable to an entity, non-interest bearing, due on February 1, 2016, in default (D)	50,000	50,000

Note payable to a family trust, stated interest of $2,500, due on October 31, 2015, in default (E)	7,000	7,000

Note payable to a corporation, stated interest of $5,000, due on October 21, 2015, in default (G)	50,000	50,000

Note payable to a corporation, stated interest of $5,000, due on November 6, 2015, in default (H)	50,000	50,000

Note payable to an individual, due on December 20, 2015, in default, 24% default rate from January 20, 2016 (I)	25,000	25,000

Convertible note payable to an entity, interest at 12%, due on December 29, 2016, in default (M)	40,000	40,000

Note payable to a family trust, interest at 10%, due on November 30, 2016, in default (P)	25,000	25,000

Convertible note payable to an individual, interest at 10%, due on demand (V)	46,890	46,890

Convertible note payable to an individual, interest at 8%, due on demand (W)	29,000	29,000

Convertible note payable to an individual, interest at 8%, due on demand (X)	21,500	21,500

Convertible note payable to an entity, interest at 10%, due on demand (Y)	8,100	8,100

Convertible note payable to an entity, interest at 10%, due on demand (CC)	–	50,000

Convertible note payable to an entity, interest at 10%, due on March 5, 2019, in default (DD)	35,000	35,000

Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (GG)	8,505	8,505

Convertible note payable to an entity, interest at 12%, due on November 30, 2021, in default, net of discount of $-0- and $85,233, respectively (SS)	154,764	154,764

Convertible note payable to an entity, interest at 10%, due on June 4, 2022, in default (VV)	170,212	167,597

Convertible note payable to an entity, interest at 8%, due on August 27, 2022, in default (WW)	14,000	9,726

Convertible note payable to an entity, interest at 12%, due on December 21, 2022 (YY)	58,250	58,250

Convertible note payable to an entity, interest at 12%, due on February 8, 2023 (ZZ)	245,000	245,000

Convertible note payable to an entity, interest at 12%, due on June 10, 2023, net of discount of $10,865 and $-0-, respectively (AA)	28,015	–

Convertible note payable to an entity, interest at 12%, due on November 4, 2023, net of discount of $20,844 and $-0-, respectively (C)	9,711	–

Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through May 4, 2022, forgivable in part or whole subject to certain requirements	70,000	70,000

Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through April 5, 2023, forgivable in part or whole subject to certain requirements	100,000	100,000

Notes payable to individuals, non-interest bearing, due on demand	103,475	103,476

Total Notes Payable	1,439,122	1,419,108

Less: Current Portion	(1,439,122)	(1,419,108)

Long-Term Notes Payable	$–	$–

Notes payable by lender

	February 28, 2023	May 31, 2022

Lender A	$458,014	$458,014
Lender B	170,212	170,212
14 other lenders	842,605	797,771

Total	1,470,831	1,425,997

Less debt discounts	(31,709)	(6,889)

Net	$1,439,122	$1,419,108